Related party transactions and Directors' remuneration - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) director employee shares £ / shares	Dec. 31, 2024 GBP (£) employee shares	Dec. 31, 2023 GBP (£) employee	May 07, 2025 £ / shares
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	£ 572,000,000	£ 558,000,000	£ 539,000,000
Number of directors | employee	93,000	93,000	92,400
Par value per share (in GBP per share) | £ / shares	£ 0.25
Defined contribution schemes
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	£ 382,000,000	£ 377,000,000	£ 371,000,000
Sharesave
Disclosure of transactions between related parties [line items]
Number of options exercisable (in shares) | shares	22,046,433	5,343,579
Ordinary shares
Disclosure of transactions between related parties [line items]
Par value per share (in GBP per share) | £ / shares	£ 0.25			£ 0.25
Pension funds
Disclosure of transactions between related parties [line items]
Derivatives transacted	£ 89,000,000	£ 100,000,000
Key management personnel and connected persons
Disclosure of transactions between related parties [line items]
Total commitments outstanding	500,000	600,000
Director
Disclosure of transactions between related parties [line items]
Total value of guarantees entered into on behalf of Directors	0	0	£ 0
Accruing benefits under defined benefit scheme	0
Loans issued during the year	700,000	600,000
Director | Defined contribution schemes
Disclosure of transactions between related parties [line items]
Notional contract amount	£ 0	£ 0
Directors and officers | Ordinary shares
Disclosure of transactions between related parties [line items]
Number of directors | director	30
Number of shares issued and fully paid (in shares) | shares	18,192,011	20,479,846
Par value per share (in GBP per share) | £ / shares	£ 0.25
Percentage of ordinary share capital outstanding	0.13%
Directors and officers | Ordinary shares | Sharesave
Disclosure of transactions between related parties [line items]
Number of directors | director	19
Par value per share (in GBP per share) | £ / shares	£ 0.25
Number of options exercisable (in shares) | shares	59,803	49,911
Strike price (in GBP per share) | £ / shares	£ 1.48